Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and Other Receivables [abstract]
Schedule of Trade and Other Receivables

	December 31,	December 31,
	2017	2016
Trade accounts receivable	$7,222	$2,269
Less: Allowance for doubtful accounts	(943)	(556)
Net trade accounts receivable	6,279	1,713
Accrued receivables	5,830	5,002
Other receivables	2,183	3,087
Total current receivables	$14,292	$9,802
Non-current accrued receivables	645	–
Total trade and other receivables	$14,937	$9,802